Trade and other receivables - Summary of Ageing of Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	£ (2.4)	£ (0.8)	[1]	£ (0.7)
Net	67.0	33.2	[1]
Not Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	26.5	18.7
Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	(2.4)	(0.8)
Net	40.5	14.5
Past Due [Member] | 0 to 30 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	(0.1)
Net	12.6	5.8
Past Due [Member] | 30 to 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	(0.2)
Net	8.1	2.9
Past Due [Member] | More than 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Provision	(2.1)	(0.8)
Net	19.8	5.8
Gross carrying amount [member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	69.4	34.0	[1]
Gross carrying amount [member] | Not Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	26.5	18.7
Gross carrying amount [member] | Past Due [Member]
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	42.9	15.3
Gross carrying amount [member] | Past Due [Member] | 0 to 30 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	12.7	5.8
Gross carrying amount [member] | Past Due [Member] | 30 to 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	8.3	2.9
Gross carrying amount [member] | Past Due [Member] | More than 60 days
Disclosure Of Ageing Status Of Current Trade Receivables [Line Items]
Net	£ 21.9	£ 6.6

[1]	This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£13.3m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).